Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Derivatives, Fair Value [Line Items]
Notional	₨ 10,230,668.8	$ 135,703.2	₨ 9,200,867.7
Gross Assets	190,537.6	2,527.4	132,524.1
Gross Liabilities	184,783.0	2,451.0	128,449.0
Net Fair Value	5,754.6	76.4	4,075.1
Interest rate derivatives
Derivatives, Fair Value [Line Items]
Notional	3,644,495.8	48,341.9	3,159,867.1
Gross Assets	49,876.8		27,932.0
Gross Liabilities	51,976.9		27,102.8
Net Fair Value	(2,100.1)	(27.9)	829.2
Forward rate agreements
Derivatives, Fair Value [Line Items]
Notional	0.0	0.0	0.0
Gross Assets	0.0		0.0
Gross Liabilities	0.0		0.0
Net Fair Value	0.0	0.0	0.0
Currency options
Derivatives, Fair Value [Line Items]
Notional	304,252.4	4,035.7	282,096.9
Gross Assets	3,034.4		2,326.1
Gross Liabilities	4,342.0		2,617.2
Net Fair Value	(1,307.6)	(17.3)	(291.1)
Currency swaps
Derivatives, Fair Value [Line Items]
Notional	202,725.6	2,689.0	197,044.2
Gross Assets	12,396.0		5,841.0
Gross Liabilities	6,592.1		4,070.7
Net Fair Value	5,803.9	77.0	1,770.3
Forward exchange contracts
Derivatives, Fair Value [Line Items]
Notional	6,079,195.0	80,636.6	5,561,859.5
Gross Assets	125,230.4		96,425.0
Gross Liabilities	121,872.0		94,658.3
Net Fair Value	₨ 3,358.4	$ 44.6	₨ 1,766.7